Other income and expenses (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Finance costs	$ (171,609,857)	$ (776,924,832)	$ (294,669,527)
Sales Under Contracts [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(56,632,711)	(55,539,829)	(42,787,387)
Net Foreign Exchange Difference [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(110,283,383)	(714,805,542)	(246,439,232)
Bank Commissions For Loans And Other [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(4,660,406)	(6,115,312)	(5,441,221)
Other [Member]
IfrsStatementLineItems [Line Items]
Finance costs	$ (33,357)	$ (464,149)	$ (1,687)